Earnings Per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator for earnings per common share calculation:
Income from continuing operations	$ 1,129	$ 1,011	$ 966	$ 776	$ 1,099	$ 867	$ 813	$ 709	$ 3,882	$ 3,488	$ 3,422
Net loss attributable to noncontrolling interest			1	1	1	1	1	1	2	4	3
Income from continuing operations attributable to CVS Caremark, basic (in dollars)									3,884	3,492	3,425
Income (loss) from discontinued operations, net of tax		(5)	(1)	(1)	(36)		2	3	(7)	(31)	2
Net income attributable to CVS Caremark	$ 1,129	$ 1,006	$ 966	$ 776	$ 1,064	$ 868	$ 816	$ 713	$ 3,877	$ 3,461	$ 3,427
Denominator for earnings per common share calculation:
Weighted average common shares, basic									1,271	1,338	1,367
Effect of dilutive securities:
Stock options (in shares)									8	8	8
Restricted stock units (in shares)									1	1	2
Weighted average common shares, diluted									1,280	1,347	1,377
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 0.91	$ 0.80	$ 0.76	$ 0.60	$ 0.84	$ 0.65	$ 0.60	$ 0.52	$ 3.06	$ 2.61	$ 2.51
Income (loss) from discontinued operations attributable to CVS Caremark (in dollars per share)					$ (0.03)				$ (0.01)	$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 0.91	$ 0.80	$ 0.76	$ 0.60	$ 0.82	$ 0.65	$ 0.60	$ 0.52	$ 3.05	$ 2.59	$ 2.51
Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 0.90	$ 0.79	$ 0.75	$ 0.59	$ 0.84	$ 0.65	$ 0.60	$ 0.52	$ 3.03	$ 2.59	$ 2.49
Income (loss) from discontinued operations attributable to CVS Caremark (in dollars per share)					$ (0.03)				$ (0.01)	$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 0.90	$ 0.79	$ 0.75	$ 0.59	$ 0.81	$ 0.65	$ 0.60	$ 0.52	$ 3.03	$ 2.57	$ 2.49